Primary and secondary segments reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Primary and secondary segments reporting	Primary and secondary segments reporting
Grupo Santander bases segment reporting on financial information presented to the chief operating decision maker, which excludes certain statutory results items that distort year-on-year comparisons and are not considered for management reporting. This financial information (underlying basis) is computed by adjusting reported results for the effects of certain gains and losses (e.g. capital gains, write-downs, impairment of goodwill, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to better understand the underlying trends in the business.
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander executive committee has been determined to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. Grupo Santander 's executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
The segments are split by type of business and the geographic area in which profits are earned. Santander prepares the information by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
On September 18, 2023, Grupo Santander announced a change in the reportable segments to align the disclosed financial information to the new report structure, from the first 2024 three months period onwards.
The main changes, which have been applied to management information for all periods included in the annual accounts, relate to the following:
1.The totality of the Bank's businesses in every market has been consolidated into five global areas: Retail & Commercial Bank, Digital Consumer Bank, Corporate & Investment Banking, Wealth Management & Insurance and Payments, which became the new primary segments.
2.The changes made in financial information are as follows:
a.The former Retail Banking is divided into the new Retail & Commercial Banking and Digital Consumer Bank segments, while the country-based card business becomes part of the new Payments segment.
b.The results of activities primarily related to financial management, which are located in the countries, are fully allocated to the global business based on the segment generating the financial position in each unit.
c.Local corporate centres are allocated to the different global businesses.
d.The criteria for the distribution of revenues among the global businesses have been revised to better reflect the contribution of each of them to the Group.
3.The former core segments (Europe, North America, South America and Digital Consumer Bank, which is now called DCB Europe) became the new secondary segments. The published financial information for 2023 and 2022 regarding the regions, countries and Corporate Centre remain unchanged.
Grupo Santander recasted the corresponding information of earlier periods considering the changes included in this section to facilitate a homogeneous comparison.
The above-mentioned changes have no impact on the Group’s reported consolidated financial statements.
a) Primary segments
This primary level of segmentation, which is based on the Group’s management structure, comprises six reportable segments: five operating areas plus the Corporate Centre. The operating areas are:
•Retail & Commercial Banking (Retail): new area that integrates the retail banking business (individuals) and commercial banking (SMEs and corporates), except for business originated in the consumer finance and the cards businesses.
•Digital Consumer Bank (Consumer): comprises all business originated in the consumer finance companies, plus Openbank, Open Digital Services (ODS) and SBNA Consumer.
•Corporate & Investment Banking (CIB): this business, which includes Global Transactional Banking, Global Banking (Global Debt Finance and Corporate Finance) and Markets, offers products and services on a global scale to corporate and institutional customers, and collaborates with other global businesses to better serve our broad customer base.
•Wealth Management & Insurance (Wealth): includes the corporate unit of Private Banking and International Private Banking in Miami and Switzerland (Santander Private Banking), the asset management business (Santander Asset Management) and the insurance business (Santander Insurance).
•Payments: digital payments solutions, providing global technology solutions for our banks and new customers in the open market. It is structured in two businesses: PagoNxt (Getnet, Ebury and PagoNxt Payments) and Cards (cards platform and business in the countries).
In addition to these operating units, both primary and secondary, Grupo Santander continues to maintain the area of Corporate Centre, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander’s assets and liabilities committee, as well as management of liquidity and of shareholders’ equity via issuances.
As Grupo Santander’s holding entity, this area manages all capital and reserves and allocations of capital and liquidity with the rest of businesses. It also incorporates amortization of goodwill but not the costs related to the Grupo Santander’s central services (charged to the areas), except for corporate and institutional expenses related to the Grupo Santander’s functioning.
There are no customers located in any of the areas that generate income exceeding 10% of Total income.
The main masses of the balance sheets of the different segments, summarized, are indicated below:

EUR million
	2024
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	608,945	207,104	184,923	24,479	22,840	5,778	1,054,069
Customer deposits	661,152	128,975	202,355	60,986	1,038	1,430	1,055,936
Memorandum items
Gross loans and advances to customersA	609,490	215,160	136,818	24,611	24,614	5,853	1,016,546
Customers funds	747,567	137,122	152,450	171,866	1,038	1,299	1,211,342
Customer depositsB	649,619	128,933	136,672	60,058	1,038	1,299	977,620
Investment funds	97,948	8,189	15,777	111,807	—	—	233,722

EUR million
	2023
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	618,113	199,158	168,960	22,509	22,045	5,565	1,036,349
Customer deposits	666,578	115,446	203,713	58,507	1,418	1,508	1,047,169
Memorandum items
Gross loans and advances to customersA	618,773	206,649	137,578	22,603	23,709	5,640	1,014,951
Customers funds	725,971	120,996	169,839	157,142	1,418	1,508	1,176,874
Customer depositsB	638,169	114,334	155,274	57,643	1,418	1,508	968,346
Investment funds	87,802	6,662	14,565	99,499	—	—	208,528

EUR million
	2022
Balance sheet (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Loans and advances to customers	622,933	189,623	173,397	22,127	22,140	5,785	1,036,004
Customer deposits	616,601	103,021	230,194	58,324	688	895	1,009,722
Memorandum items
Gross loans and advances to customersA	629,478	196,878	142,646	22,247	22,161	5,779	1,019,188
Customers funds	675,028	108,824	195,814	149,135	688	895	1,130,385
Customer depositsB	598,110	102,946	186,678	57,014	688	895	946,331
Investment funds	76,918	5,878	9,136	92,121	—	—	184,053

A.Excluding reverse repos.
B.Excluding repos.
The condensed income statements for the primary segments are as follows:

EUR million
	2024
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	27,942	10,777	4,020	1,627	2,609	(308)	46,668
Net fee income	4,681	1,508	2,548	1,489	2,793	(11)	13,010
Gains (losses) on financial transactionsB	812	(4)	1,619	213	41	(408)	2,273
Other operating incomeC	(974)	635	156	332	61	50	260
Total income	32,461	12,916	8,343	3,661	5,505	(676)	62,211
Administrative expenses, depreciation and amortisation	(12,877)	(5,183)	(3,807)	(1,313)	(2,475)	(379)	(26,034)
Net operating incomeD	19,584	7,733	4,537	2,348	3,030	(1,055)	36,177
Net loan-loss provisionsE	(5,845)	(4,562)	(174)	(41)	(1,714)	3	(12,333)
Other gains (losses) and provisionsF	(2,865)	(939)	(353)	(48)	(347)	(265)	(4,817)
Operating profit/(loss) before tax	10,874	2,232	4,009	2,259	969	(1,317)	19,027
Tax on profit	(3,091)	(295)	(1,065)	(531)	(464)	162	(5,283)
Profit from continuing operations	7,783	1,938	2,944	1,728	505	(1,155)	13,744
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	7,783	1,938	2,944	1,728	505	(1,155)	13,744
Non-controlling interests	(520)	(275)	(204)	(79)	(92)	1	(1,170)
Attributable profit to the parent	7,263	1,663	2,740	1,650	413	(1,154)	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition EUR 41 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	25,550	10,221	3,594	1,513	2,424	(41)	43,261
Net fee income	4,497	1,229	2,131	1,262	2,952	(13)	12,057
Gains (losses) on financial transactionsB	854	116	1,795	170	1	(302)	2,633
Other operating incomeC	(1,146)	730	7	266	(79)	(83)	(304)
Total income	29,754	12,296	7,527	3,210	5,298	(439)	57,647
Administrative expenses, depreciation and amortisation	(12,825)	(5,263)	(3,387)	(1,216)	(2,344)	(391)	(25,425)
Net operating incomeD	16,930	7,033	4,140	1,994	2,954	(829)	32,222
Net loan-loss provisionsE	(6,540)	(4,106)	(165)	17	(1,666)	2	(12,458)
Other gains (losses) and provisionsF	(2,401)	(250)	(181)	(18)	(84)	(134)	(3,066)
Operating profit/(loss) before tax	7,989	2,677	3,795	1,994	1,205	(961)	16,698
Tax on profit	(1,927)	(426)	(1,137)	(454)	(509)	(36)	(4,489)
Profit from continuing operations	6,062	2,251	2,658	1,540	696	(998)	12,209
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	6,062	2,251	2,658	1,540	696	(998)	12,209
Non-controlling interests	(403)	(350)	(219)	(73)	(89)	—	(1,133)
Attributable profit to the parent	5,659	1,901	2,440	1,467	607	(998)	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.'Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.'Net Loan loss provisions' refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2022
Underlying income statement (condensed)	Retail & Commercial Banking	Digital Consumer Bank	Corporate & Investment Banking	Wealth Management & Insurance	Payments	Corporate Centre	Total
Net interest incomeA	22,093	10,121	3,816	883	2,359	(652)	38,619
Net fee income	4,672	1,269	1,922	1,293	2,653	(19)	11,790
Gains (losses) on financial transactionsB	1,141	144	962	108	20	(723)	1,653
Other operating incomeC	(913)	856	3	394	(158)	(91)	92
Total income	26,994	12,391	6,703	2,678	4,874	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(12,059)	(5,197)	(2,901)	(1,104)	(2,271)	(372)	(23,903)
Net operating incomeD	14,935	7,194	3,802	1,574	2,604	(1,857)	28,251
Net loan-loss provisionsE	(5,887)	(3,222)	(257)	(21)	(1,132)	10	(10,509)
Other gains (losses) and provisionsF	(1,950)	(91)	(166)	(37)	(74)	(174)	(2,492)
Operating profit/(loss) before tax	7,099	3,880	3,379	1,516	1,398	(2,021)	15,250
Tax on profit	(1,676)	(881)	(955)	(346)	(603)	(27)	(4,486)
Profit from continuing operations	5,423	3,000	2,424	1,170	795	(2,048)	10,764
Net profit from discontinued operations	—	—	—	—	—	—	—
Consolidated profit	5,423	3,000	2,424	1,170	795	(2,048)	10,764
Non-controlling interests	(406)	(389)	(191)	(69)	(103)	1	(1,159)
Attributable profit to the parent	5,017	2,610	2,233	1,101	693	(2,049)	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
b) Secondary segments
At this secondary level, Grupo Santander is structured into Europe, DCB Europe, North America and South America:
•Europe: which comprises all business activity carried out in the region, except that included in Digital Consumer Bank.
•DCB Europe: includes Santander Consumer Finance, which incorporates the entire consumer finance business in Europe, Openbank and ODS.
•North America: which comprises all the business activities carried out in Mexico and the US, which includes the holding company (SHUSA) and the businesses of Santander Bank (SBNA), Santander Consumer USA (SC USA), the specialized business unit Banco Santander International, Santander's New York branch and Santander US Capital Markets (SanCap).
•South America: includes all the financial activities carried out by Grupo Santander through its banks and subsidiary banks in the region.
With regard to the balance sheet, due to the required segregation of the various business units (included in a single consolidated balance sheet), the amounts lent and borrowed between the units are shown as increases in the assets and liabilities of each business. These amounts relating to intra-Group liquidity are eliminated and are shown in the Intra-Group eliminations column in the table below in order to reconcile the amounts contributed by each business unit to the consolidated Grupo Santander's balance sheet.
There are no customers located in a place different from the location of the Group's assets that generate revenues in excess of 10% of ordinary revenues.

The condensed balance sheets of the different secondary segments are indicated below:

EUR million
	2024
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank Europe	Corporate centre	Intra-group eliminations	Total
Total assets	984,151	307,801	311,218	173,775	240,948	(180,815)	1,837,081
Total liabilities	940,831	283,200	285,790	160,264	151,585	(91,916)	1,729,754
Total equity	43,320	24,601	25,428	13,512	89,363	(88,899)	107,327
Other customer funds under management	129,784	21,613	77,846	1,243	—	—	230,485
Other non-managed marketed customer funds	34,610	21,331	1,165	4,896	—	—	62,002

EUR million
	2023
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank Europe	Corporate centre	Intra-group eliminations	Total
Total assets	955,344	294,827	325,049	166,796	254,705	(199,660)	1,797,062
Total liabilities	911,173	271,183	299,155	153,355	166,809	(108,854)	1,692,821
Total equity	44,171	23,644	25,894	13,441	87,896	(90,806)	104,241
Other customer funds under management	111,933	18,733	78,076	996	—	—	209,737
Other non-managed marketed customer funds	26,390	18,503	1,087	4,057	—	—	50,036

EUR million
	2022
Balance sheet (condensed)	Europe	North America	South America	Digital Consumer Bank Europe	Corporate centre	Intra-group eliminations	Total
Total assets	958,207	288,595	292,925	151,015	262,218	(218,301)	1,734,659
Total liabilities	915,167	262,931	268,417	137,986	178,651	(126,078)	1,637,074
Total equity	43,040	25,664	24,508	13,029	83,567	(92,223)	97,585
Other customer funds under management	100,178	15,571	65,251	880	—	—	181,880
Other non-managed marketed customer funds	23,305	20,908	1,077	3,089	—	—	48,379
The condensed income statements are as follows:

EUR million
	2024
Underlying income statement (condensed)	Europe	North America	South America	DCB Europe	Corporate Centre	Total
Net interest incomeA	16,720	10,330	15,566	4,361	(308)	46,668
Net fee income	4,659	2,594	4,864	902	(11)	13,010
Gains (losses) on financial transactionsB	1,357	747	601	(24)	(408)	2,273
Other operating incomeC	774	243	(1,247)	440	50	260
Total income	23,510	13,915	19,783	5,679	(676)	62,211
Administrative expenses, depreciation and amortisation	(9,407)	(6,701)	(6,943)	(2,604)	(379)	(26,034)
Net operating incomeD	14,102	7,214	12,841	3,075	(1,055)	36,177
Net loan-loss provisionsE	(1,862)	(3,786)	(5,478)	(1,209)	3	(12,333)
Other gains (losses) and provisionsF	(2,111)	(336)	(1,369)	(735)	(265)	(4,817)
Operating profit/(loss) before tax	10,129	3,091	5,993	1,131	(1,317)	19,027
Tax on profit	(3,065)	(509)	(1,617)	(255)	162	(5,283)
Profit/(loss) from continuing operations	7,064	2,582	4,376	876	(1,155)	13,744
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	7,064	2,582	4,376	876	(1,155)	13,744
Non-controlling interests	(420)	(3)	(513)	(234)	1	(1,170)
Attributable profit/(loss) to the parent	6,644	2,579	3,863	642	(1,154)	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except an addition of EUR 41 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2023
Underlying income statement (condensed)	Europe	North America	South America	DCB Europe	Corporate Centre	Total
Net interest incomeA	15,910	10,159	13,040	4,193	(41)	43,261
Net fee income	4,399	2,192	4,684	796	(13)	12,057
Gains (losses) on financial transactionsB	1,033	505	1,280	117	(302)	2,633
Other operating incomeC	97	318	(1,033)	396	(83)	(304)
Total income	21,439	13,174	17,971	5,502	(439)	57,647
Administrative expenses, depreciation and amortisation	(9,030)	(6,465)	(6,920)	(2,618)	(391)	(25,425)
Net operating incomeD	12,409	6,708	11,050	2,884	(829)	32,222
Net loan-loss provisionsE	(2,533)	(3,733)	(5,401)	(792)	2	(12,458)
Other gains (losses) and provisionsF	(1,681)	(138)	(1,041)	(72)	(134)	(3,066)
Operating profit/(loss) before tax	8,195	2,837	4,608	2,019	(961)	16,698
Tax on profit	(2,371)	(468)	(1,121)	(493)	(36)	(4,489)
Profit/(loss) from continuing operations	5,824	2,369	3,487	1,526	(998)	12,209
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	5,824	2,369	3,487	1,526	(998)	12,209
Non-controlling interests	(342)	(15)	(449)	(327)	—	(1,133)
Attributable profit/(loss) to the parent	5,482	2,354	3,038	1,199	(998)	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 24 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

EUR million
	2022
Underlying income statement (condensed)	Europe	North America	South America	DCB Europe	Corporate Centre	Total
Net interest incomeA	12,565	9,705	12,979	4,022	(652)	38,619
Net fee income	4,493	1,958	4,515	843	(19)	11,790
Gains (losses) on financial transactionsB	821	204	1,291	60	(723)	1,653
Other operating incomeC	151	449	(761)	344	(91)	92
Total income	18,030	12,316	18,024	5,269	(1,485)	52,154
Administrative expenses, depreciation and amortisation	(8,523)	(5,871)	(6,675)	(2,462)	(372)	(23,903)
Net operating incomeD	9,507	6,445	11,349	2,807	(1,857)	28,251
Net loan-loss provisionsE	(2,396)	(2,538)	(5,041)	(544)	10	(10,509)
Other gains (losses) and provisionsF	(1,629)	(118)	(544)	(27)	(174)	(2,492)
Operating profit/(loss) before tax	5,482	3,789	5,764	2,236	(2,021)	15,250
Tax on profit	(1,492)	(869)	(1,549)	(549)	(27)	(4,486)
Profit/(loss) from continuing operations	3,990	2,920	4,215	1,687	(2,048)	10,764
Net profit/(loss) from discontinued operations	—	—	—	—	—	—
Consolidated profit/(loss)	3,990	2,920	4,215	1,687	(2,048)	10,764
Non-controlling interests	(179)	(43)	(557)	(379)	1	(1,159)
Attributable profit/(loss) to the parent	3,811	2,877	3,658	1,308	(2,049)	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 27 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
c) Reconciliations of reportable segment results
The tables below reconcile the statutory basis results to the underlying results for each of the periods presented as required by IFRS 8. For the purposes of these reconciliations, all material reconciling items are separately identified and described.
Grupo Santander assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

EUR million
2024
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	46,668	—	46,668
Net fee income	13,010	—	13,010
Gains (losses) on financial transactionsB	2,273	—	2,273
Other operating incomeC	(75)	335	260
Total income	61,876	335	62,211
Administrative expenses, depreciation and amortisation	(26,034)	—	(26,034)
Net operating incomeD	35,842	335	36,177
Net loan-loss provisionsE	(12,685)	352	(12,333)
Other gains (losses) and provisionsF	(4,130)	(687)	(4,817)
Operating profit/(loss) before tax	19,027	—	19,027
Tax on profit	(5,283)	—	(5,283)
Adjusted profit for the year from continuing operations	13,744	—	13,744
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	13,744	—	13,744
Non-controlling interests	(1,170)	—	(1,170)
Attributable profit/(loss) to the parent	12,574	—	12,574
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes an addition of EUR 41 mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for an addition of EUR 41 mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Temporary levy on revenue in Spain in the first quarter, totalling EUR 335 million, which was moved from total income to other gains (losses) and provisions.
•Provisions which strengthen the balance sheet in Brazil of EUR 352 million in the second quarter (EUR 174 million net of tax and minority interests).

EUR million
2023
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	43,261	—	43,261
Net fee income	12,057	—	12,057
Gains (losses) on financial transactionsB	2,633	—	2,633
Other operating incomeC	(528)	224	(304)
Total income	57,423	224	57,647
Administrative expenses, depreciation and amortisation	(25,425)	—	(25,425)
Net operating incomeD	31,998	224	32,222
Net loan-loss provisionsE	(12,932)	474	(12,458)
Other gains (losses) and provisionsF	(2,607)	(459)	(3,066)
Operating profit/(loss) before tax	16,459	239	16,698
Tax on profit	(4,276)	(213)	(4,489)
Adjusted profit for the year from continuing operations	12,183	26	12,209
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	12,183	26	12,209
Non-controlling interests	(1,107)	(26)	(1,133)
Attributable profit/(loss) to the parent	11,076	—	11,076
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 24 mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 24 mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations
Explanation of adjustments:
•Temporary levy on revenue in Spain in the first quarter, totalling EUR 224 million, which was moved from total income to other gains (losses) and provisions.
• Additional provisions for specific cases in the wholesale portfolio of Brazil for an amount of EUR 235 million, net of tax and non-controlling interests (EUR 474 million recorded in net loan-loss provisions, EUR 213 million positive impact in tax and EUR 26 million in non-controlling interests).

EUR million
2022
Reconciliation of statutory results to underlying results	Statutory results	Adjustments	Underlying results
Net interest incomeA	38,619	—	38,619
Net fee income	11,790	—	11,790
Gains (losses) on financial transactionsB	1,653	—	1,653
Other operating incomeC	55	37	92
Total income	52,117	37	52,154
Administrative expenses, depreciation and amortisation	(23,903)	—	(23,903)
Net operating incomeD	28,214	37	28,251
Net loan-loss provisionsE	(10,836)	327	(10,509)
Other gains (losses) and provisionsF	(2,128)	(364)	(2,492)
Operating profit/(loss) before tax	15,250	0	15,250
Tax on profit	(4,486)	—	(4,486)
Adjusted profit for the year from continuing operations	10,764	0	10,764
Profit from discontinued operations (net)	—	—	—
Consolidated profit/(loss)	10,764	0	10,764
Non-controlling interests	(1,159)	—	(1,159)
Attributable profit/(loss) to the parent	9,605	0	9,605
A.Net interest income includes the net amount of the profit and loss account items 'Interest income' and 'Interest expense'. It is presented this way because it is how it is presented to the main operational decision maker.
B.Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.
C.Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.
D.Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.
E.Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 27 mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.
F.Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 27 mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.
Explanation of adjustments:
•Mainly, payment holidays in Poland.